INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2019		2020
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Canadian Solar Infrastructure Fund, Inc.	19,162	14.66	19,980	14.66
Suzhou Financial Leasing Co., Ltd.	16,050	6	23,969	6
RE Roserock Holdings LLC (“Roserock”)	83,034	49	—	—
Others	34,582	15-49	34,342	15-49
Total	152,828		78,291

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its initial public offering. As of December 31, 2019 and 2020, the Company owned 14.66% of total units of CSIF. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes presents. As such, the Company is considered having significant influence over the investee and the equity method is used in this investment.

CSI Solar Co established an entity, Suzhou Financial Leasing Co., Ltd., in 2015, in which the Company holds 6% voting interests. One of five board members is designated by CSI Solar Power Group, and as such CSI Solar Power Group is considered having significant influence over the investee and the equity method is used in this investment.

In December 2018, the Company wrote down the class B membership interests in Roserock project to its anticipated resell value by $4,995. In July 2020, the Company completed the sale of its class B membership interests in Roserock project to an unrelated third party, and recognized $18,486 of loss from this transaction as investment loss in the consolidated statements of operations.

In September 2018, the Company made full impairment charge of $700 on investment in eNow, Inc., in which the Company holds 10% voting interests, due to deterioration of the investee’s financial position.

In December 2020, the Company fully disposed of its ownership of Suzhou iSilver Materials Co., Ltd to an unrelated third party, and recognized $13,140 of gain from this transaction as investment gain in the consolidated statements of operations.

Equity in earnings of unconsolidated investees were $5,908, $28,948 and $10,779 for the years ended December 31, 2018, 2019 and 2020, respectively.